Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies

15.    Commitments and Contingencies

(a)	Commitments

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB15,138 and RMB17,748 and RMB29,652 for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, future minimum lease under non-cancelable operating lease and other agreements were as follows:

	Rental commitments	Other commitments	Total
	RMB	RMB	RMB
2017	29,473	6,221	35,694
2018	14,244	5,609	19,853
2019	8,388	4,596	12,984
2020 and thereafter	4,086	4,846	8,932

	56,191	21,272	77,463

(b)	Litigation

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Company’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs and potentially in future periods.